Consolidated statements of changes in equity - USD ($) $ in Thousands		Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2014		$ 1,839,631	$ 1,751,602	$ 8,000	$ 1,790,135	$ (15,539)	$ (2,031)	$ (28,963)	$ 88,029
Profit/(loss) for the year after taxes		(198,186)	(209,005)	0	0	0	(209,005)	0	10,819
Change in fair value of cash flow hedges		55,897	51,215	0	0	51,215	0	0	4,682
Currency translation differences		(91,405)	(80,619)	0	0	0	0	(80,619)	(10,786)
Tax effect		(12,010)	(10,845)	0	0	(10,845)	0	0	(1,165)
Other comprehensive income/(loss)		(47,518)	(40,249)	0	0	40,370	0	(80,619)	(7,269)
Total comprehensive income/(loss) for the year		(245,704)	(249,254)	0	0	40,370	(209,005)	(80,619)	3,550
Asset acquisition under the Rofo/Seville PV		(87,861)	(145,488)	0	0	0	(145,488)	0	57,627
Dividend distribution		(146,302)	(137,995)	0	(137,995)	0	0	0	(8,307)
Capital increase		663,737	663,737	2,022	661,715	0	0	0	0
Balance, end of period at Dec. 31, 2015		2,023,501	1,882,602	10,022	2,313,855	24,831	(356,524)	(109,582)	140,899
Profit/(loss) for the year after taxes		1,667	(4,855)	0	0	0	(4,855)	0	6,522
Change in fair value of cash flow hedges		35,294	32,944	0	0	32,944	0	0	2,350
Currency translation differences		(22,150)	(23,568)	0	0	0	0	(23,568)	1,418
Tax effect		(5,639)	(4,978)	0	0	(4,978)	0	0	(661)
Other comprehensive income/(loss)		7,505	4,398	0	0	27,966	0	(23,568)	3,107
Total comprehensive income/(loss) for the year		9,172	(457)	0	0	27,966	(4,855)	(23,568)	9,629
Acquisition of non-controlling interest in Solacor 1&2	[1]	(19,925)	(4,031)	0	0	0	(4,031)	0	(15,894)
Asset acquisition under the Rofo/Seville PV	[1]	713	0	0		0	0	0	713
Dividend distribution		(54,350)	(45,398)	0	(45,398)	0	0	0	(8,952)
Balance, end of period at Dec. 31, 2016		1,959,111	1,832,716	10,022	2,268,457	52,797	(365,410)	(133,150)	126,395
Profit/(loss) for the year after taxes		(104,887)	(111,804)	0	0	0	(111,804)	0	6,917
Change in fair value of cash flow hedges		42,418	41,242	0	0	41,242	0	0	1,176
Currency translation differences		121,924	115,003	0	0	0	0	115,003	6,921
Tax effect		(13,312)	(13,071)	0	0	(13,071)	0	0	(241)
Other comprehensive income/(loss)		151,030	143,174	0	0	28,171	0	115,003	7,856
Total comprehensive income/(loss) for the year		46,143	31,370	0	0	28,171	(111,804)	115,003	14,773
Dividend distribution		(109,801)	(105,228)	0	(105,228)	0	0	0	(4,573)
Balance, end of period at Dec. 31, 2017		$ 1,895,453	$ 1,758,858	$ 10,022	$ 2,163,229	$ 80,968	$ (477,214)	$ (18,147)	$ 136,595

[1]	See Note 5 for further details.